Supplemental Cash Flow Information Supplemental Cash Flow Information - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Conversion [Line Items]
Converted amount of intercompany debt into equity	$ 200.0
ATB [Member]
Debt Conversion [Line Items]
Conversion of debt into share premium			$ 101.0
Loan received		$ 126.9